SCHEDULE OF CONVERTIBLE NOTES NET OF DEBT DISCOUNT (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Unamortized issuance costs and discount		$ (11,681,363)	$ (7,456,039)
Non-current portion		14,432,996	7,482,104
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible notes - total principal	$ 14,432,996	14,432,996
Unamortized issuance costs and discount	(10,125,186)	(11,681,363)
Convertible Notes, Net of Debt Discount	4,307,810	2,751,633	$ 26,065
Current portion	3,515,600
Non-current portion	$ 792,210	$ 2,751,633